Postretirement Benefit Plans (Pension Benefits Narratives and Pension Plan Participants) (Details) $ in Millions	12 Months Ended
Dec. 31, 2015 USD ($) NumberOfParticipants
GE Pension Plan
Postretirement Benefit Plan Participants [Abstract]
Active employees	75,000
Vested former employees	167,000
Retirees and beneficiaries	231,000
Other pension plans
Postretirement Benefit Plan Participants [Abstract]
Active employees	39,000
Vested former employees	58,000
Retirees and beneficiaries	60,000
Number of US and Non US Pension Plans	53
Minimum US and non-US other pension plans with pension assets or obligations | $	50
Principal retiree benefit plans
Postretirement Benefit Plan Participants [Abstract]
Retirees and dependents	189,000
Benefit obligation decrease due to the plan amendments | $	$ 3,300